ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED LIABILITIES
ACCRUED LIABILITIES

23. ACCRUED LIABILITIES

        Accrued liabilities as of December 31, 2014 and 2013 comprised the following:

	December 31,
	2014	2013
Accruals for services	10,870	9,911
Accrued payroll and vacation	7,670	7,247
Accruals for taxes	6,703	8,355
Interest payable on debt	1,830	1,792
Accruals for payments to social funds	547	369

Total accrued liabilities	27,620	27,674